RESEARCH AND DEVELOPMENT PAYMENTS QUARTERLY (Details) (USD $)	Dec. 14, 2012	Aug. 26, 2011	Jul. 16, 2011
stevia entered with Agro Genesis pte ltd (AGPL) and details of Agpl
stevia will receive fee from AGPL in singapore dollars	$ 0	$ 0	$ 275,000
AGPl related expenses	0	0	274,000
Agpl receives commission	0	0	0.0200
AGPL 's Current project budget per annum	0	100,000	0
Lease payment to Vinh Phuc PPCTDA	30,000	0	0
six month lease payment To Vinh Phuc PPCTDA	15,000	0	0
Security Deposit to Vinh Phuc PPCTDA	$ 45,000	$ 0	$ 0